Revenue - Summary of concentrations of credit risk percentage (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of concentrations of risk	represents that the amount of aggregated revenue from such customer is individually less than 10% of the total revenue for respective year.